Impairment charges (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Impairment charges
Write-backs	$ (150)	$ (288)	$ (210)
Recoveries	(179)	(168)	(137)	$ (131)	$ (106)
Impairment charges	710	853	1,124
Parent Entity
Impairment charges
Write-backs	(131)	(218)
Recoveries	(138)	(121)
Impairment charges	682	870
Individually assessed
Impairment charges
Provisions raised	371	610	727
Write-backs	(150)	(288)	(210)
Individually assessed | Parent Entity
Impairment charges
Provisions raised	341	581
Write-backs	(131)	(218)
Collectively assessed
Impairment charges
Provisions raised	668	699	$ 744
Collectively assessed | Parent Entity
Impairment charges
Provisions raised	$ 610	$ 628